Direxion NASDAQ-100(R) Equal Weighted Index Shares
Direxion NASDAQ-100(R) Equal Weighted Index Shares
DIREXION SHARES ETF TRUST Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE) Supplement dated April 1, 2016 to the Prospectus dated February 29, 2016
Average Annual Total Returns (For the periods ended December 31, 2015)

Effective immediately, the disclosure appearing under the section “Fund Performance” in the table following “Average Annual Total Returns (for the periods ended December 31, 2015)” on page 14 of the Direxion NASDAQ-100® Equal Weighted Index Shares’ (the “Fund”) prospectus shall be replaced in its entirety with the following:

Average Annual Returns - Direxion NASDAQ-100(R) Equal Weighted Index Shares	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Direxion NASDAQ-100(R) Equal Weighted Index Shares	2.53%	14.78%	Mar. 21, 2012
After Taxes on Distributions | Direxion NASDAQ-100(R) Equal Weighted Index Shares	2.33%	14.49%
After Taxes on Distributions and Sale of Fund Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares	1.48%	11.67%
NASDAQ-100® Equal Weighted Index (reflects no deduction for fees, expenses or taxes)	1.72%	14.08%	Mar. 21, 2012
NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)	9.75%	16.16%	Mar. 21, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.78%	Mar. 21, 2012

For more information, please contact the Fund at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Prospectus.